Consolidated Statements of Loss and Comprehensive Loss - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Petroleum and natural gas sales	$ 1,805,919	$ 1,428,870
Royalties	(320,241)	(313,754)
Revenue, net of royalties	1,485,678	1,115,116
Expenses
Operating	397,716	311,592
Transportation	43,942	36,869
Blending and other	68,795	68,832
General and administrative	45,469	45,825
Transaction costs	0	13,074
Exploration and evaluation	11,764	21,729
Depletion and depreciation	731,686	558,684
Impairment	187,822	285,341
Share-based compensation	15,894	19,534
Financing and interest	125,865	119,086
Financial derivatives loss (gain)	7,197	(43,550)
Foreign exchange (gain) loss	(61,787)	108,294
Gain on dispositions	(2,238)	(1,946)
Other income	(7,526)	(1,172)
Total expenses	1,564,599	1,542,192
Net loss before income taxes	(78,921)	(427,076)
Income tax (recovery) expense
Current income tax expense (recovery)	2,093	(35)
Deferred income tax expense (recovery)	(68,555)	(101,732)
Income tax recovery	(66,462)	(101,767)
Net income (loss)	(12,459)	(325,309)
Other comprehensive income [abstract]
Foreign currency translation adjustment	(111,650)	204,770
Comprehensive loss	$ (124,109)	$ (120,539)
Net loss per common share
Basic (in cad per share)	$ (0.02)	$ (0.93)
Diluted (in cad per share)	$ (0.02)	$ (0.93)
Weighted average common shares
Basic (in shares)	557,048	351,542
Diluted (in shares)	557,048	351,542